TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax laws and tax rates applicable to the Group companies:

The Company:

The Company is taxed at the regular corporate tax rate for Canadian companies at 26.5%.

Non-Canadian subsidiaries taxation:

Non-Canadian subsidiaries are taxed according to the tax laws in their respective country of domicile. The tax rates of the Company's non-Canadian subsidiaries range between 19%-30%.

b.	Tax assessments:

Senstar Technologies Corporation has not received final tax assessments since its incorporation. Senstar Technologies Ltd. received final tax assessments in Israel through the 2020 tax year. The remaining subsidiaries have not received final tax assessments since their incorporation. However, the assessments of these subsidiaries are deemed final through the range between the 2019-2021 tax years.

c.
Reconciliation between the theoretical tax expense, assuming all income is taxed at the Canadian statutory rate for 2024 and the Israeli statutory rate for 2023 and 2022, and the actual tax expense, is as follows:

	Year ended December 31,
	2024	2023	2022

Income (loss) before taxes as reported in the statements of operations	$4,614	$(1,329)	$1,625

Tax rate (*)	26.5%	23%	23%

Theoretical tax	$1,223	$(306)	$374

Increase (decrease) in taxes:

Non-deductible items	163	202	177
Losses and other items for which a valuation allowance was provided	172	286	230
Repatriation of undistributed earnings	(132)	(260)	-
Realization of carryforward tax losses for which valuation allowance was provided	-	-	(175)
Changes in valuation allowance	-	-	(1,362)
Tax rate differences in subsidiaries and benefit from reduced tax rates	(83)	(7)	110
Provision for uncertain tax positions	757	140	(993)
Taxes in respect of prior years	11	(80)	(562)
Investment tax credit	27	(68)	(204)
Other	(161)	53	1

Taxes on income (tax benefit) in the statements of operations	$1,977	$(40)	$(2,404)

(*) Based on the Canadian statutory income tax rate of 26.5% for 2024 and the Israeli statutory income tax rate of 23% for 2023 and 2022.

d.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2024	2023	2022

Current	$1,739	$(239)	$(899)
Deferred	238	199	(1,505)

	$1,977	$(40)	$(2,404)

	Year ended December 31,
	2024	2023	2022

Domestic (*)	$1,049	$(28)	$(1,583)
Foreign	928	(12)	(821)

	$1,977	$(40)	$(2,404)

(*) Domestic refers to Canada for 2024 and to Israel for 2023 and 2022.

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax assets:

Operating losses carry forwards	$2,091	$2,288
Capital losses carry forwards	1,327	2,499
Reserves, tax allowances, operating lease and others	1,998	2,341

Total deferred taxes before valuation allowance	5,416	7,128
Valuation allowance	(3,970)	(5,184)

Deferred tax assets, net:	1,446	1,944

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(453)	(595)
Undistributed earnings of subsidiaries	(278)	(430)

Deferred tax liabilities:	(731)	(1,025)

Net deferred tax assets (liability)	$715	$919

Domestic (*)	$(179)	$(430)

Foreign	$894	$1,349

(*) Domestic refers to Canada for 2024 and to Israel for 2023.

As of December 31, 2024, the Company currently plans to repatriate a portion of its foreign earnings from its foreign subsidiaries in the foreseeable future. As a result, the Company has recognized a deferred tax liability consisting of potential withholding and distribution taxes of $0.3 million as of December 31, 2024.

The Company’s repatriation plans are subject to change, and any material adjustments to the deferred tax liability resulting from changes in repatriation plans or tax laws will be reflected in future periods. The Company’s intention to repatriate foreign earnings reflects its strategic business decisions regarding the utilization of funds. Management continues to monitor changes in tax law and other factors that could impact the timing or amount of repatriation

The Company provided valuation allowance for a portion of the deferred tax regarding the carryforwards losses and other temporary differences that management believes are not expected to be realized in the foreseeable future (see Note 13g).

f.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2024	2023	2022

Domestic (*)	$2,367	$(992)	$(2,182)
Foreign	2,247	(337)	3,807

	$4,614	$(1,329)	$1,625

(*) Domestic refers to Canada for 2024 and to Israel for 2023 and 2022.

g.	Net operating carryforward tax losses:

Senstar Technologies Corporation has estimated total available carryforward operating tax losses of $866, which may be used to offset against future taxable income, for a period of 20 years. As of December 31, 2024, Senstar Technologies Corporation recorded a full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization. The Company's subsidiaries have estimated total available carryforward operating tax losses of $7,571, which may be used to offset against future taxable income, for periods ranging between 1 year to unlimited time for the realization of such tax losses.

As of December 31, 2024, the Company recorded a net deferred tax asset after valuation allowance in the amount of $855 for its subsidiaries' carryforward tax losses.

Utilization of U.S. net operating losses (federal and state net operating losses) may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

h.	Uncertain tax positions:

As of December 31, 2024 and 2023, balances in respect to ASC 740, "Income Taxes" amounted to $1,874 and $1,113, respectively. A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2024	2023

Balance at the beginning of the year	$1,113	$1,053

Additions based on tax positions taken related to the current year	1,335	148
Reduction related to expirations of statute of limitations or settlements of tax matters	(578)	(92)
Foreign currency translation adjustments	4	4

Balance at the end of the year	$1,874	$1,113

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company's income tax provisions. Such differences could have a material effect on the Company's income tax provision, cash flow from operating activities and earnings in the period in which such determination is made.